ACCOUNTS PAYABLE AND OTHER - Accounts Payable and Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current
Accounts payable	$ 4,234	$ 4,099
Accrued and other liabilities	5,194	5,792
Lease liabilities	266	332
Financial liabilities	278	352
Insurance liabilities	433	357
Work in progress	481	1,175
Provisions and decommissioning liabilities	689	770
Liabilities associated with assets held for sale	23	42
Total current	11,598	12,919
Non-current
Accounts payable	94	90
Accrued and other liabilities	1,692	1,623
Lease liabilities	1,104	1,274
Financial liabilities	1,894	2,141
Insurance liabilities	1,501	1,545
Work in progress	20	49
Provisions and decommissioning liabilities	475	789
Total non-current	6,780	7,511
Bank overdrafts	558	636
Net defined benefit liability	250	642
Current net defined benefit liability	7	20
Non-current net defined benefit liability	243	622
Financial liability recognized for proceeds received from sale and leaseback transaction	1,345	1,673
Current financial liability recognized related to sale and leaseback of hospitals	64	74
Noncurrent financial liability recognized related to sale and leaseback of hospitals	1,281	$ 1,599
Gain on new financial liability, leased hospitals	$ 341
Bottom of range
Non-current
Liability risk rate	3.50%	2.80%
Liability inflation rate	2.00%	2.00%
Top of range
Non-current
Liability risk rate	9.00%	8.50%
Liability inflation rate	2.30%	3.00%